Share-based compensation - RSU (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Sep. 30, 2023 USD ($) EquityInstruments	Sep. 30, 2022 USD ($) EquityInstruments
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in number of awards) | EquityInstruments		2,686,071
Granted during the period (in number of awards) | EquityInstruments		3,093,686	2,758,039
Forfeited/lapsed during the period (in number of awards) | EquityInstruments		(309,076)	(71,968)
Vested during the period (in number of awards) | EquityInstruments		(1,534,063)
Outstanding at end of period (in number of awards) | EquityInstruments		3,936,618	2,686,071
Weighted Average grant date fair value per share, at beginning of period | $		$ 17.58
Weighted Average grant date fair value per share, instruments granted during period | $		3.97	$ 17.52
Weighted Average grant date fair value per share, instruments forfeited/lapsed during period | $		9.03	15.23
Weighted Average grant date fair value per share, instruments vested during period | $		13.03
Weighted Average grant date fair value per share, at end of period | $		$ 9.82	$ 17.58
Weighted Average remaining term to vest/distribute (yrs)		2 years 25 days	1 year 4 months 24 days
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
Minimum | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		5 years
Maximum | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years